FINANCIAL INSTRUMENTS - Interest rate risk (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (106,961.0)	Rp (100,312.0)
Interest rate risk | Fixed rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	(48,063.0)	(38,263.0)
Interest rate risk | Variable rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (28,771.0)	Rp (29,738.0)
Increase in percent (as a percent)	25.00%
Decrease in percent (as a percent)	25.00%
Equity change	Rp 72.0
Equity change	(72.0)
Net income change	72.0
Net income change	Rp (72.0)